Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2025	2024

Raw material, consumables	975	843

Work in progress	3 964	3 448

Finished products	1 330	1 432

Total inventories	6 269	5 723

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2025	2024	2023

Cost of goods sold	-6.6	-6.3	-5.8

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2025	2024	2023

Inventory provisions	-532	-526	-467

Reversals of inventory provisions	160	156	111